Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year) (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	30-1133956
Plan number	004
Total assets measured at fair value	$ 812,364,867	$ 721,516,818
Fair Value Measured at Net Asset Value Per Share | Collective trust fund investments measured at net asset value
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Total assets measured at fair value	$ 237,366,208	$ 193,099,438